PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net (Textual)
Depreciation expense	$ 26,533	$ 45,203	$ 86,054	$ 64,810